LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Series
American Legacy® Shareholder’s Advantage A Share

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM (Prime), ChoicePlusSM Assurance Series
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated December 29, 2014 to the Prospectus dated May 1, 2014, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract that will be effective January 20, 2015. It is for informational purposes and requires no action on your part.

The Contracts – Investment Requirements for Managed Risk Riders. For new rider elections beginning January 20, 2015, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value according to the Investment Requirements for Managed Risk Riders outlined in your prospectus at the following percentages: Group 1 – Investments must be at least 20% of Contract Value or Account Value; Group 2 – Investments cannot exceed 80% of Contract Value or Account Value; and Group 3 – Investments cannot exceed 10% of Contract Value or Account Value.  As an alternative, you may also satisfy these Investment Requirements by allocating 100% of your Contract Value or Account Value among the select subaccounts listed in your prospectus.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage. Beginning January 20, 2015, i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be available for election by new and existing contractowners. By electing this benefit, you will be subject to the Investment Requirements that are outlined in your prospectus. See Investment Requirements – Option 3 – Investment Requirements for other Living Benefit Riders. For all other terms and conditions of i4LIFE® Advantage with Guaranteed Income Benefit (version 4), please see The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage - Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) in your prospectus.

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Class
ChoicePlus AssuranceSM B Class
 ChoicePlusSM Fusion

Supplement dated December 29, 2014 to the Prospectus dated May 1, 2014, as supplemented

This supplement outlines changes to the prospectus for your variable annuity contract that will be effective January 20, 2015. It is for informational purposes and requires no action on your part.

The Contracts – Investment Requirements for Managed Risk Riders. For new rider elections beginning January 20, 2015, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value according to the Investment Requirements for Managed Risk Riders outlined in your prospectus at the following percentages: Group 1 – Investments must be at least 20% of Contract Value or Account Value; Group 2 – Investments cannot exceed 80% of Contract Value or Account Value; and Group 3 – Investments cannot exceed 10% of Contract Value or Account Value.  As an alternative, you may also satisfy these Investment Requirements by allocating 100% of your Contract Value or Account Value among the select subaccounts listed in your prospectus.

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Series, ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Series, ChoicePlusSM Design
ChoicePlusSM Signature

Supplement dated December 29, 2014 to the Prospectus dated May 1, 2014

This Supplement outlines information regarding the sample portfolios that are available under your contract.  All other provisions outlined in the prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

For contracts purchased on or after January 20, 2015, sample portfolios will be available when electing a Living Benefit Rider. In the event you have elected a sample portfolio along with a Living Benefit Rider, your portfolio will be automatically rebalanced. Please consult your registered representative about these details.

Please retain this Supplement with your prospectus for future reference.